Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
	Feb. 13, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating expenses:
Research and development				$ 5,288,580	$ 9,845,603
General and administrative				2,386,469	2,125,628
Total operating expenses				7,675,049	11,971,231
Loss from operations				(7,675,049)	(11,971,231)
Interest and other income, net				385,472	142,115
Other income:
Net loss				$ (7,289,577)	$ (11,829,116)
Net loss per share:
Basic (in Dollars per share)				$ (0.8)	$ (1.32)
Shares used in computing net loss per share:
Basic (in Shares)				9,058,025	8,974,247
Phoenix Biotech Acquisition Corp
Operating expenses:
General and administrative				$ 2,892,935	$ 2,841,391
Franchise tax				40,050	64,050
Loss from operations				(2,932,985)	(2,905,441)
Other income:
Interest income earned on marketable securities held in Trust Account				491,571	2,836,864
Loss before provision for income taxes				(2,441,414)	(68,577)
Provision for income taxes				(94,819)	(599,159)
Total other income				491,571	2,836,864
Net loss				$ (2,536,233)	$ (667,736)
Class A Common Stock | Phoenix Biotech Acquisition Corp
Net loss per share:
Basic (in Dollars per share)				$ (0.39)	$ (0.03)
Shares used in computing net loss per share:
Basic (in Shares)				4,224,247	17,896,428
Class B Common Stock | Phoenix Biotech Acquisition Corp
Net loss per share:
Basic (in Dollars per share)				$ (0.39)	$ (0.03)
Shares used in computing net loss per share:
Basic (in Shares)				2,304,421	4,596,250
Successor
Operating expenses:
Research and development		$ 904,015
General and administrative		2,750,922
Total operating expenses		3,654,937
Loss from operations		(3,654,937)
Other income:
Gain from settlement of liabilities with vendor		141,888
Change in fair value of derivative liabilities		1,800,000
Interest expense, net		(14,434)
Total other income		1,927,454
Net loss		$ (1,727,483)
Net loss per share:
Basic (in Dollars per share)		$ (0.12)
Shares used in computing net loss per share:
Basic (in Shares)		14,112,530
Predecessor
Operating expenses:
Research and development	$ 764,192		$ 1,799,996
General and administrative	132,941		638,350
Total operating expenses	897,133		2,438,346
Loss from operations	(897,133)		(2,438,346)
Other income:
Gain from settlement of liabilities with vendor
Change in fair value of derivative liabilities	320,117
Interest expense, net	4,805		16
Total other income	324,922		16
Net loss	$ (572,211)		$ (2,438,330)
Net loss per share:
Basic (in Dollars per share)	$ (0.06)		$ (0.27)
Shares used in computing net loss per share:
Basic (in Shares)	9,068,899		9,059,732